LONG-TERM INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2017
LONG-TERM INCENTIVE PLANS
Summary of changes in restricted and performance shares

Balance on January 1, 2015	10,086,234

Granted	9,098,389
Forfeited	(2,717,724)
Exercised	(3,941,643)

Balance on December 31, 2015	12,525,256

Granted	13,357,922
Forfeited	(3,046,593)
Exercised	(2,403,094)

Balance on December 31, 2016	20,433,491

Granted	3,170,952
Forfeited	(1,901,782)
Exercised	(2,727,577)

Balance on December 31, 2017	18,975,084

Schedule of stock option activity

	2017		2016		2015
	Number of shares	Average exercise price in the year	Number of shares	Average exercise price in the year	Number of shares	Average exercise price in the year
		R$		R$		R$
Available at beginning of the year	569,115	16.64	1,074,246	18.36	2,448,973	19.53
Options Exercised	—	—	—	—	(25,210)	19.56
Options Forfeited	(276,724)	15.11	(505,131)	20.49	(1,349,517)	20.98

Available at the end of the year	292,391	17.91	569,115	16.64	1,074,246	18.36

Summary of stock options by exercise price

Exercise price	Quantity	Average period of grace (in years)	Average exercise price	Number exercisable at December 31, 2017*
			R$
R$ 14.39	40,873	1.2	13.89	40,873
R$ 10.58 to R$ 29.12	251,518	5.0	18.56	16,795

	292,391			57,668

*The total of options vested that are exercisable on December 31, 2017 is 57,668 (57,678 and 127,899 on December 31, 2016 and 2015).